1875 K Street, N.W. Washington, DC 20006 Tel: 202 303 1000 Fax: 202 303 2000

October 1, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,495

Commission Staff:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,495 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares Paris-Aligned Climate MSCI USA ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1) Investment Objectives and Policies

The Fund seeks to track the investment results of the MSCI USA Climate Paris Aligned Benchmark Extended Select Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is composed of U.S. large- and mid-capitalization stocks that are selected and weighted so that, in the aggregate, the portfolio is compatible with the objectives of the Paris Agreement by following a decarbonization trajectory,

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    SAN FRANCISCO    CHICAGO    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

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October 1, 2021

reducing exposure to climate-related transition and physical risks and increasing exposure to companies favorably positioned for the transition to a low-carbon economy. The Underlying Index aims to meet or exceed the minimum requirements for a “Paris-Aligned Benchmark” (“PAB”) under the European Union’s Low Carbon Benchmark Regulation. PABs are designed to align with the principal objective of the Paris Agreement, which is to limit global warming in this century to well below 2 degrees Celsius, preferably to 1.5 degrees Celsius, above pre-industrial levels.

The Index Provider begins with the MSCI USA Index (the “Parent Index”) and excludes securities of companies involved in the business of tobacco, companies involved with controversial or nuclear weapons, producers and retailers of civilian firearms, and companies involved in certain climate change-related activity such as thermal coal mining or sales, a wide range of oil- and gas-related activities, certain types of power generation and the extraction of oil sands. Certain exclusions (e.g., controversial and nuclear weapons) are categorical, and others are based on revenue or percentage of revenue thresholds.

In addition, the Index Provider excludes companies that it determines are involved in “very severe” controversies related to the environmental, social or governance (“ESG”) impact of the company’s operations and/or products and services. To evaluate ESG controversies, the Index Provider monitors across five categories of ESG impact – environment, human rights and communities, labor rights and supply chain, customers and governance – and 28 sub-categories. Companies that are involved in severe or very severe environmental controversies, as determined by the Index Provider, are also excluded. Environmental controversies can relate to, among other things, toxic emissions and waste, water stress, biodiversity and supply chain management.

The Index Provider then refines the set of remaining securities by applying a number of sustainability-related constraints. In order to meet or exceed the minimum requirements for PABs, the Index Provider targets the following index-level constraints at each semi-annual rebalancing: (a) at least a 50% reduction in greenhouse gas (“GHG”) intensity compared with the Parent Index, taking into account issuers’ Scope 1, 2 and 3 emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the purchase of energy and a company’s value chain); (b) at least a 10% year-over-year reduction in the GHG intensity (or decarbonization rate) of the Underlying Index itself; and (c) a level of exposure to sectors with a high impact on climate change (i.e., those sectors that are key to the low carbon transition) that is not less than the exposure in the Parent Index, to ensure that such sectors are not underweighted in the Underlying Index.

Additional sustainability-related constraints that are applied to the Underlying Index include, relative to the Parent Index, a reduction in overall potential carbon intensity, lower overall exposure to physical risk arising from extreme weather events, increased overall exposure to “green revenue” (i.e., from alternative energy, energy efficiency, sustainable water, green building, pollution prevention and sustainable agriculture), increased overall exposure to companies setting credible emissions targets, lower overall exposure to companies facing risks related to the low carbon transition and greater overall exposure to companies that may have transition-related opportunities.

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October 1, 2021

As of September 29, 2021, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating investments not included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

(2) Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,458, filed pursuant to Rule 485(a)(2) on April 15, 2021, relating to iShares iBonds Dec 2031 Term Treasury ETF (“PEA 2,458”), which became effective on June 29, 2021.

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October 1, 2021

(3) Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 2,458. The substantially similar sections are as follows:

In the Prospectus:

“Portfolio Holdings Information,” “Management – Investment Adviser,” “Management – Administrator, Custodian and Transfer Agent,” “Management – Conflicts of Interest,” “Shareholder Information – Buying and Selling Shares,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Dividends and Distributions,” “Shareholder Information – Taxes,” “Shareholder Information – Taxes When Shares are Sold,” “Shareholder Information – Creations and Redemptions,” “Shareholder Information – Householding,” “Distribution,” and “Financial Highlights.”

In the Statement of Additional Information:

“General Description of the Trust and the Fund,” “Exchange Listing and Trading,” “Proxy Voting Policy,” “Portfolio Holdings Information,” “Investment Policies – Fundamental Investment Policies,” “Investment Policies – Notations Regarding the Fund’s Fundamental Investment Policies,” “Continuous Offering,” “Management – Trustees and Officers,” “Management – Committees of the Board of Trustees,” “Management – Remuneration of Trustees and Advisory Board Members,” “Management – Control Persons and Principal Holders of Securities,” “Investment Advisory, Administrative and Distribution Services – Investment Adviser,” “Investment Advisory, Administrative and Distribution Services – Code of Ethics,” “Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent,” “Investment Advisory, Administrative and Distribution Services – Distributor,” “Investment Advisory, Administrative and Distribution Services – Payments by BFA and its Affiliates,” “Brokerage Transactions,” “Additional Information Concerning the Trust,” “Creation and Redemption of Creation Units – General,” “Creation and Redemption of Creation Units – Cash Purchase Method,” “Creation and Redemption of Creation Units – Procedures for Creation of Creation Units,” “Creation and Redemption of Creation Units – Role of the Authorized Participant,” “Creation and Redemption of Creation Units – Purchase Orders,” “Creation and Redemption of Creation Units – Timing of Submission of Purchase Orders,” “Creation and Redemption of Creation Units – Acceptance of Orders for Creation Units,” “Creation and Redemption of Creation Units — Issuance of a Creation Unit,” “Creation and Redemption of Creation Units – Costs Associated with Creation Transactions,” “Creation and Redemption of Creation Units – Redemption of Creation Units,” “Creation and Redemption of Creation Units – Cass Redemption Method,” “Creation and Redemption of Creation Units “Costs associated with Redemption Transactions,” “Creation and Redemption of Creation Units – Custom Baskets,” “Creation and Redemption of Creation Units – Taxation on Creations and Redemptions of Creation Units,” “Taxes – Regulated Investment Company Qualifications,” “Taxes – Taxation of

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October 1, 2021

RICs,” “Taxes – Excise Tax,” “Taxes – Net Capital Loss Carryforwards,” “Taxes – Sale of Shares,” “Taxes – Backup Withholding,” “Taxes – Sections 351 and 362,” “Taxes – Taxation of Certain Derivatives,” “Taxes – Reporting,” “Taxes – Other Taxes,” “Taxes – Taxation of Non-U.S. Shareholders,” “Financial Statements,” and “Miscellaneous Information – Independent Registered Public Accounting Firm,” “Miscellaneous Information – Shareholder Communications to the Board,” “Miscellaneous Information –Investors’ Rights.”

*    *    *    *    *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-2124.

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Deepa Damre Smith

Adithya Attawar

Marisa Rolland

Nick Cordell

Jennifer Kerslake

Michael Gung

George Rafal

Luis Mora

Hannah Fiest

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).